Shareholder Report, Holdings (Details)	May 31, 2024
Institutional Class | Mueller Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Institutional Class | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Institutional Class | Cie de Saint-Gobain [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Institutional Class | Bureau Veritas SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Institutional Class | Badger Meter, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Institutional Class | Air Products and Chemicals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Institutional Class | StoneX Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Institutional Class | SSE PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Institutional Class | Trimble, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Institutional Class | Atkore, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Institutional Class | Health care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Institutional Class | United States
Holdings [Line Items]
Percent of Net Asset Value	65.10%
Institutional Class | France
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Institutional Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Institutional Class | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Institutional Class | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Institutional Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Institutional Class | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Class | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Institutional Class | Faroe Islands
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class A | Mueller Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Class A | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class A | Cie de Saint-Gobain [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class A | Bureau Veritas SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class A | Badger Meter, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class A | Air Products and Chemicals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class A | StoneX Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class A | SSE PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class A | Trimble, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class A | Atkore, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class A | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class A | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
Class A | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Class A | Health care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Class A | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Class A | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class A | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class A | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	65.10%
Class A | France
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class A | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class A | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class A | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class A | Faroe Islands
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class A | Mueller Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Class A | Invesco Government & Agency Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class A | PROS Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class A | Stride, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class A | Merit Medical Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class A | Korn Ferry [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class A | StoneX Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class A | SunOpta, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class A | RadNet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class A | Donnelley Financial Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class A | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Class A | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Class A | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Class A | Health care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class A | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class A | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class I | Mueller Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Class I | Invesco Government & Agency Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class I | PROS Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class I | Stride, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class I | Merit Medical Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class I | Korn Ferry [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class I | StoneX Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class I | SunOpta, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class I | RadNet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class I | Donnelley Financial Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Class I | Health care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class I | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class I | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%